Capital and reserves - Dividends (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of classes of share capital [line items]
Dividends declared	¥ 0		¥ 0
Dividends paid	¥ 0		¥ 0
MINISO Guangzhou
Disclosure of classes of share capital [line items]
Dividends declared		¥ 330,336,000
Dividends paid		¥ 330,336,000